Operating Assets and Liabilities - Receivables (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Receivables [Line Items]
Losses related to receivables and the credit risk on receivables is limited	$ 0	$ 0
Bottom of range
Disclosure Of Receivables [Line Items]
Payment terms	30 days
Top of range
Disclosure Of Receivables [Line Items]
Payment terms	180 days